Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

 (Address of principal executive offices)(Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser, Esquire

Thompson Hine LLP

41 South High Street

Columbus, OH 43215

Registrant's telephone number, including area code: (800) 746-3322

Date of fiscal year end: April 30

Date of reporting period: April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Croft Value Fund

Class I Shares (CIVFX)

Class R Shares (CLVFX)

Croft Income Fund (CLINX)

Croft Focus Fund

Class I Shares (CIFVX)

Class R Shares (CRFVX)

 ANNUAL REPORT

APRIL 30, 2016

CROFT VALUE FUND

MANAGERS COMMENTARY

APRIL 30, 2016 (UNAUDITED)

Dear Shareholder:

The Croft Value Fund remains steadfast in its primary goal of unearthing value-oriented and contrarian investment opportunities that can provide attractive long-term returns for shareholders. At our core, we are bottom-up stock pickers who comb through hundreds of new ideas annually to find the most attractive opportunities for price appreciation over a multi-year horizon. We generally find value in a few buckets- 1) Contrarian Ideas – With an ‘avoid-the-herd’ mentality, we seek out undervalued companies often overlooked by Wall Street, 2) Growth at a Discounted Price – Not “classic” value, we opt to focus on long-term visibility instead, and 3) Catalysts that Trigger Value – Restructurings, management changes, unrecognized asset values, spin-offs; we monitor and act on meaningful opportunities.

The last few years have resulted in historic underperformance of value vs. growth investment styles, coupled with underperformance of active vs. passive management.   In other words, “the herd” is larger than ever.  We feel that it is a rare and opportunistic time to both lower our relative valuations vs. the overall market and at the same time increase the quality of our companies.  We have been meaningfully acting under this premise for the first part of this year.

Looking back on 2015, we acknowledge our mistakes which included being overly exposed to energy and commodity names that were pressured in the second half of the year due to falling prices and worldwide growth concerns. Additionally, our underweighting of a few large technology names that did remarkably well and helped to drive a significant portion of the market cap-weighted S&P 500’s annual gain represented a significant challenge.

Our goal is and always has been to provide investors with above-market rates of return over the long term and this is unchanged. We feel confident that many of our current investments that were headwinds to performance in 2015 still have attractive fundamentals and can be tailwinds over the next three-to-five years or longer and we will continue to manage the portfolio with this time horizon in mind. We remain confident that the Croft Value Fund remains well positioned for the next decade.

Thank you for your investment in the Croft Value Fund.

Sincerely,

Kent Croft

President

CROFT INCOME FUND

MANAGERS COMMENTARY

APRIL 30, 2016 (UNAUDITED)

Dear Shareholder:

Fixed income investors have faced a difficult and virtually unprecedented market environment over the past couple years. Despite the significant risk in owning long-term assets in a potentially rising rate environment, demand for yield and safety remains strong enough to keep bond prices elevated.   Deflationary trends around the world have driven yields for high-quality government debt down even further, in some cases even to negative yields, making U.S. treasury bonds seemingly attractive by comparison in the short term.  Yields are near century lows and the deflationary pressure overseas could quickly reverse- should this occur, potentially while the Fed simultaneously raises rates, the bond market could be pressured.

For the fiscal year, the Croft Income Fund’s underperformance compared to the Barclays Capital Intermediate US Government/Credit Bond Index was largely due to our significant cash position and continued low duration of the portfolio. The Croft Income Fund has been able to generate current yield while lowering the risk associated with rising interest rates and maintains a cash reserve to capitalize on an improved investing environment for fixed income securities in the future.  Our strategy has caused an underperformance throughout the year, but we feel we are well situated for the future.  Long-term corporate bonds are, in our opinion, very expensive, and we have continued to mitigate this risk by maintaining a relatively short maturity for the portfolio overall.  Reaching for yield now could prove to be quite risky going forward, and we have avoided the temptation to do so.

The weighted average maturity of the portfolio slightly increased to 2.7 years from 2.0 years a year ago. The weighted average duration also slightly increased to 2.3 years from 1.7 years last year.  We continue to manage the Croft Income Fund credit risk through industry diversification and individual company analysis.

Thank you for your investment in the Croft Income Fund.

Sincerely,

Kent Croft

President

CROFT FOCUS FUND

MANAGERS COMMENTARY

APRIL 30, 2016 (UNAUDITED)

Dear Shareholder:

The Croft Focus Fund was launched as a way for investors to gain exposure to a more concentrated portfolio of equities that represent the adviser’s, approximately, 25 best ideas. While there are some differences and nuances to managing a portfolio of 25 names versus a portfolio of 75, our investment strategy for the Fund overall remains remarkably similar to that of the Croft Value Fund. We look at hundreds of equity investment opportunities to find what we deem to have the most attractive long-term price appreciation potential. We focus on value-oriented opportunities which generally break down into a few buckets- 1) Contrarian Ideas – With an ‘avoid-the-herd’ mentality, we seek out undervalued companies often overlooked by Wall Street, 2) Growth at a Discounted Price – Not “classic” value, we opt to focus on long-term visibility instead, and 3) Catalysts that Trigger Value – Restructurings, management changes, unrecognized asset values, spin-offs; we monitor and act on meaningful opportunities.

The last few years have resulted in historic underperformance of value vs. growth investment styles, coupled with underperformance of active vs. passive management.   In other words, “the herd” is larger than ever.  We feel that it is a rare and opportunistic time to both lower our relative valuations vs. the overall market and at the same time increase the quality of our companies.  We have been meaningfully acting under this premise for the first part of this year.

Our reasons for underperformance in 2015 included owning various companies tied to energy and commodities where prices were pressured on global growth worries (these mistakes were exacerbated by the concentrated nature of this portfolio). We also did not own a number of large tech names that did remarkably well in 2015 that helped drive a significant portion of the market-weighted S&P 500’s annual gain. While we have been disappointed with the underperformance of the Focus Fund versus the S&P 500 index thus far, we feel very comfortable with the future prospects of our current holdings. We remain confident in our ability to pick stocks for the long term and believe that our value-oriented style of active management is poised to emerge in a market with less correlation to the indices.

Thank you for your investment in the Croft Focus Fund.

Sincerely,

Kent Croft

President

CROFT VALUE FUND - CLASS I

PERFORMANCE ILLUSTRATION

APRIL 30, 2016 (UNAUDITED)

 Cumulative Performance Comparison of a $500,000 Investment Since August 1, 2012*

900,000
850,000
800,000
750,000
700,000
650,000
600,000
550,000
500,000
450,000
400,000
Aug-12
Oct-12
Jan-13
Apr-13
Jul-13
Oct-13
Jan-14
Apr-14
Jul-14
Oct-14
Jan-15
Apr-15
Jul-15
Oct-15
Jan-16
Apr-16
CIVFX (Class I)
S&P 500 Index
S&P 500 Value Index

Average Annual Total Returns
For the Periods Ended April 30, 2016

	1 Year	3 Year	Since Inception *
Croft Value Fund - Class I	-10.35%	3.82%	7.20%
S&P 500 Index	1.21%	11.25%	13.79%
S&P 500 Value Index	0.27%	9.54%	13.45%

Annual Fund Operating Expenses from the August 1, 2015 Prospectus: **
Gross Operating Expenses	1.20%
Less Waivers/Reimbursements	-0.02%
Net Annual Fund Operating Expenses	1.18%

*This chart assumes an initial investment of $500,000 made on August 1, 2012, commencement of operations of the Croft Value Fund, Class I shares.

** The Value Fund's – Class I shares total gross annual operating expenses, including underlying funds is 1.20%.

A $500,000 investment made on August 1, 2012 would amount to $648,742 for the Croft Value Fund – Class I shares, $811,169 for the S&P 500 Index, and $802,189 for the S&P Value Index as of April 30, 2016.

Past Performance does not guarantee future results.

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (800) 746-3322.

CROFT VALUE FUND - CLASS R

PERFORMANCE ILLUSTRATION

APRIL 30, 2016 (UNAUDITED)

 Cumulative Performance Comparison of a $10,000 Investment Since May 1, 2006*

25,000
20,000
15,000
10,000
5,000
0
May-06
Oct-06
Apr-07
Oct-07
Apr-08
Oct-08
Apr-09
Oct-09
Apr-10
Oct-10
Apr-11
Oct-11
Apr-12
Oct-12
Apr-13
Oct-13
Apr-14
Oct-14
Apr-15
Oct-15
Apr-16
CLVFX (Class R)
S&P 500 Index
S&P 500 Value Index

Average Annual Total Returns
For the Periods Ended April 30, 2016

	1 Year	3 Year	5 Year	10 Year
Croft Value Fund - Class R	-10.60%	3.55%	3.27%	4.42%
S&P 500 Index	1.21%	11.25%	11.01%	6.91%
S&P 500 Value Index	0.27%	9.54%	9.87%	5.36%

Annual Fund Operating Expenses from the August 1, 2015 Prospectus: **
Gross Operating Expenses	1.45%
Less Waivers/Reimbursements	-0.02%
Net Annual Fund Operating Expenses	1.43%

*This chart assumes an initial investment of $10,000 made on May 1, 2006.

** The Value Fund's - Class R shares total gross annual operating expenses, including underlying funds is 1.45%.

A $10,000 investment made on May 1, 2006, would amount to $15,404 for the Croft Value Fund – Class R shares, $19,502 for the S&P 500 Index, and $16,849 for the S&P Value Index as of April 30, 2016.

Past Performance does not guarantee future results.

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (800) 746-3322.

CROFT INCOME FUND

PERFORMANCE ILLUSTRATION

APRIL 30, 2016 (UNAUDITED)

 Cumulative Performance Comparison of a $10,000 Investment Since May 1, 2006*

16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
May-06
Oct-06
Apr-07
Oct-07
Apr-08
Oct-08
Apr-09
Oct-09
Apr-10
Oct-10
Apr-11
Oct-11
Apr-12
Oct-12
Apr-13
Oct-13
Apr-14
Oct-14
Apr-15
Oct-15
Apr-16
CLINX
Barclays

Average Annual Total Returns
For the Periods Ended April 30, 2016

	1 Year	3 Year	5 Year	10 Year
Croft Income Fund	0.39%	0.46%	1.44%	3.01%
Barclays Capital Int. US Govt./ Credit Bond Index	2.38%	1.71%	2.83%	4.35%

Annual Fund Operating Expenses from the August 1, 2015 Prospectus: **
Gross Operating Expenses	1.64%
Less Waivers/Reimbursements	-0.50%
Net Annual Fund Operating Expenses	1.14%

* This chart assumes an initial investment of $10,000 made on May 1, 2006.

** The Income Fund's total gross annual operating expenses, including underlying Funds is 1.64%.

A $10,000 investment made on May 1, 2006, would amount to $13,457 for the Croft Income Fund, and $15,308 for the Barclays Capital Intermediate US Government Credit Bond Index as of April 30, 2016.

Past Performance does not guarantee future results.

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (800) 746-3322.

CROFT FOCUS FUND - CLASS I

PERFORMANCE ILLUSTRATION

APRIL 30, 2016 (UNAUDITED)

 Cumulative Performance Comparison of a $500,000 Investment Since December 31, 2013*

Average Annual Total Returns
For the Periods Ended April 30, 2016

	One Year	Since Inception *
Croft Focus Fund - Class I	-13.55%	-3.13%
S&P 500 Index	1.21%	7.08%
S&P 500 Value Index	0.27%	5.60%

Annual Fund Operating Expenses from the August 1, 2015 Prospectus: **
Gross Operating Expenses	1.84%
Less Waivers/Reimbursements	-0.61%
Net Annual Fund Operating Expenses	1.23%

*This chart assumes an initial investment of $500,000 made on December 31, 2013, commencement of operations of the Croft Focus Fund, Class I shares.

** The Focus Fund's - Class I shares total gross annual operating expenses, including underlying funds is 1.84%.

A $500,000 investment made on December 31, 2013, would amount to $464,284 for the Croft Focus Fund – Class I shares, $586,341 for the S&P 500 Index, and $567,637 for the S&P Value Index as of April 30, 2016.

Past Performance does not guarantee future results.

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (800) 746-3322.

CROFT FOCUS FUND - CLASS R

PERFORMANCE ILLUSTRATION

APRIL 30, 2016 (UNAUDITED)

 Cumulative Performance Comparison of a $10,000 Investment Since December 31, 2013*

12,000
11,500
11,000
10,500
10,000
9,500
9,000
8,500
8,000
Dec-13
Jan-14
Feb-14
Mar-14
Apr-14
May-14
Jun-14
Jul-14
Aug-14
Sep-14
Oct-14
Nov-14
Dec-14
Jan-15
Feb-15
Mar-15
Apr-15
May-15
Jun-15
Jul-15
Aug-15
Sep-15
Oct-15
Nov-15
Dec-15
Jan-16
Feb-16
Mar-16
Apr-16
CRFVX (Class R)
S&P 500 Index
S&P 500 Value Index

Average Annual Total Returns
For the Periods Ended April 30, 2016

	One Year	Since Inception *
Croft Focus Fund - Class R	-13.68%	-3.34%
S&P 500 Index	1.21%	7.08%
S&P 500 Value Index	0.27%	5.60%

Annual Fund Operating Expenses from the August 1, 2015 Prospectus: **
Gross Operating Expenses	2.10%
Less Waivers/Reimbursements	-0.62%
Net Annual Fund Operating Expenses	1.48%

*This chart assumes an initial investment of $10,000 made on December 31, 2013, commencement of operations of the Croft Focus Fund, Class R shares.

** The Focus Fund's - Class R total gross annual operating expenses, including underlying funds is 2.10%.

A $10,000 investment made on December 31, 2013, would amount to $9,238 for the Croft Focus Fund – Class R shares, $11,727 for the S&P 500 Index, and $11,353 for the S&P Value Index as of April 30, 2016.

Past Performance does not guarantee future results.

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (800) 746-3322.

CROFT VALUE FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
8.79%
Basic Materials
11.78%
Cash Equivalent
4.21%
Communication Services
6.15%
Consumer Cyclical
17.29%
Consumer Defensive
6.53%
Energy
5.52%
Financial Services
16.07%
Healthcare
11.39%
Industrials
12.27%

Sectors are based on Morningstar® classifications.

Portfolio allocations are subject to change.

CROFT INCOME FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2016 (UNAUDITED)

 The following chart gives a visual breakdown of the Fund by the investment grade of the security as a percentage of the portfolio of investments.

* Investment Grade are those considered by Moody to be Baa3 or higher or by Standard and Poor to be BBB- or higher.

Portfolio allocations are subject to change.

CROFT FOCUS FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
17.59%
Basic Materials
9.70%
Cash Equivalent
6.46%
Consumer Cyclical
17.05%
Consumer Defensive
4.22%
Energy
8.61%
Financial Services
7.56%
Healthcare
9.72%
Industrials
19.09%

Sectors are based on Morningstar® classifications.

Portfolio allocations are subject to change.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2016

Shares		Fair Value

COMMON STOCKS - 95.12%

Autos & Automotive Products - 3.57%
1,107	AutoZone, Inc. *	$ 847,110
30,648	General Motors Co.	974,606
4,174	Harman International Industries, Inc.	320,396
		2,142,112
Basic Materials - 1.13%
60,753	Alcoa, Inc.	678,611

Capital Equipment - 3.35%
6,442	Caterpillar, Inc.	500,672
12,107	Flowserve Corp.	590,943
8,795	United Technologies Corp.	917,934
		2,009,549
Chemicals - 1.68%
12,217	LyondellBasell Industries NV - Class A (Netherlands)	1,009,979

Consumer Cyclicals - 5.68%
26,043	Newell Brands, Inc.	1,185,998
9,578	Time Warner, Inc.	719,691
8,617	Whirlpool Corp.	1,500,564
		3,406,253
Consumer Non-Durables - 2.40%
8,738	Diageo Plc. ADR	946,588
11,197	Unilever NV ADR	492,892
		1,439,480
Containers & Paper - 0.95%
13,121	International Paper Co.	567,746

Energy - 1.55%
25,854	Noble Energy, Inc.	933,588

Financial Services - 9.07%
49,661	Ally Financial, Inc. *	884,462
14,459	American Express Co.	946,052
26,088	Invesco Ltd.	808,989
35,646	Morgan Stanley	964,581
6,247	PNC Financial Services Group, Inc.	548,362
20,947	Synchrony Financial *	640,350
8,452	Visa, Inc. Class A	652,833
		5,445,629

* Non-income producing securities during the period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016

Shares		Fair Value

Food & Drug Producers - 2.21%
30,846	Mondelez International, Inc. Class A	$ 1,325,144

Forest Products - 6.20%
115,762	Weyerhaeuser Co.	3,718,275

Healthcare - 3.11%
2,241	Cooper Companies, Inc.	343,052
10,433	HealthSouth Corp.	432,552
2,028	Illumina, Inc. *	273,760
2,421	UnitedHealth Group, Inc.	318,797
3,746	Universal Health Services, Inc.	500,765
		1,868,926
Hotels & Gaming - 1.92%
54,252	MGM Resorts International *	1,155,568

Industrial Products - 0.59%
12,486	Axalta Coating Systems Ltd. *	355,476

Insurance Agents & Brokers - 0.95%
9,011	Marsh & McLennan Companies, Inc.	569,045

International Oil & Gas - 1.27%
15,044	Total SA ADR	763,483

Life Insurance - 4.61%
9,449	MetLife, Inc.	426,150
30,137	Prudential Financial, Inc.	2,339,837
		2,765,987
Media & Entertainment - 3.82%
26,772	Comcast Corp. Class A	1,626,667
21,941	Twenty-First Century Fox, Inc. Class A	663,935
		2,290,602
Motor Vehicle Parts & Accessories - 1.51%
12,317	Delphi Automotive PLC (United Kingdom)	906,901

Multi-Industry - 2.34%
25,645	General Electric Co.	788,584
5,366	Honeywell International, Inc.	613,173
		1,401,757

* Non-income producing securities during the period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016

Shares		Fair Value

Natural Gas - 2.74%
21,426	Kinder Morgan, Inc.	$ 380,526
13,807	National Fuel Gas Co.	766,289
25,774	Williams Companies, Inc.	499,758
		1,646,573
Pharmaceuticals - 8.38%
20,965	Akorn, Inc. *	533,559
13,868	Gilead Sciences, Inc.	1,223,296
12,284	Johnson & Johnson	1,376,791
16,882	Mylan, Inc. (United Kingdom) *	704,148
36,366	Pfizer, Inc.	1,189,532
		5,027,326
Property & Casualty Insurance - 1.59%
14,628	Allstate Corp.	951,551

Railroads, Line-Haul Operating - 1.98%
12,517	Kansas City Southern, Inc.	1,185,986

Retail Stores - 1.94%
10,353	Lowes Companies, Inc.	787,035
37,164	Staples, Inc.	379,073
		1,166,108
Security & Protection Services - 0.50%
4,620	Allegion Plc (Ireland)	302,379

Specialty Chemicals - 2.28%
31,586	FMC Corp.	1,366,410

Technology - 11.62%
1,656	Alphabet, Inc. Class C	1,147,625
2,983	Amazon.com, Inc. *	1,967,557
15,994	Apple, Inc.	1,499,278
50,035	Micron Technology, Inc. *	537,876
36,475	Microsoft Corp.	1,819,008
		6,971,344
Transportation - 3.28%
23,992	American Airlines Group, Inc.	832,282
6,302	Norfolk Southern Corp.	567,873
18,851	XPO Logistics, Inc. *	568,169
		1,968,324
Utilities - 1.96%
39,833	Telephone & Data Systems, Inc.	1,177,862

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016

Shares		Fair Value

Wholesale-Durable Goods - 0.94%
16,405	HD Supply Holdings, Inc. *	$ 562,363

TOTAL FOR COMMON STOCKS (Cost $42,580,932) - 95.12%		$ 57,080,337

REAL ESTATE INVESTMENT TRUSTS - 1.53%
8,757	American Tower Corp. Class A	918,434
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $671,701) - 1.53%		$ 918,434

SHORT-TERM INVESTMENTS - 4.25%
2,549,724	Invesco Short Term Investment Treasury Fund - Institutional Class 0.23% **	2,549,724
TOTAL FOR SHORT-TERM INVESTMENTS (Cost $2,549,724) - 4.25%		$ 2,549,724

TOTAL INVESTMENTS (Cost $45,802,357) - 100.90%		$ 60,548,495

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.90)%		(540,965)

NET ASSETS - 100.00%		$ 60,007,530

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at April 30, 2016.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2016

Shares/Principal		Fair Value

CORPORATE BONDS (a) - 45.79%

Agriculture - 0.68%
80,000	Archer-Daniels Midland Co., 5.450%, 3/15/18	$ 86,487

Building Materials & Housing - 1.44%
180,000	Lennar Corp., 4.750%, 12/15/17	184,500

Business Services - 1.22%
145,000	United Parcel Services, 5.500%, 1/15/18	156,263

Capital Goods - 2.20%
160,000	Pitney Bowes, Inc., 4.750%, 5/15/18	168,989
105,000	United Technologies Corp., 5.375%, 12/15/17	112,259
		281,248
Chemicals - 2.17%
105,000	Celanese US Holdings, LLC, 5.875%, 6/15/21	113,137
150,000	DuPont EI De Nemours, 6.000%, 7/15/18	165,001
		278,138
Construction - 1.34%
195,000	Layne Christensen Co., 4.250%, 11/15/18	171,966

Energy - 4.02%
100,000	ConocoPhillips Corp., 5.200%, 5/15/18	106,027
150,000	Consol Energy, Inc., 8.250%, 4/1/20	124,500
160,000	Occidental Petroleum Corp., 1.750%, 2/15/17	161,348
140,000	Whiting Petroleum Corp., 6.500%, 10/1/18	122,850
		514,725
Energy Services - 1.59%
100,000	Baker Hughes, Inc., 7.500%, 11/15/18	112,412
140,000	Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	90,650
		203,062
Financial Services - 8.57%
75,000	Berkshire Hathaway Financial Corp., 1.600%, 5/15/17	75,597
150,000	Capital One Financial Co., 2.450%, 4/24/19	151,724
225,000	Charles Schwab Corp., 4.450%, 7/22/20	247,682
165,000	Deere Capital Corp., 2.000%, 1/13/17	166,328
225,000	Franklin Resources, Inc., 4.625%, 5/20/20	246,370
60,000	JP Morgan Chase & Co., 5.875%, 6/13/16	60,326
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	150,230
		1,098,257

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Notes 2 and 3 of the accompanying notes  to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016

Shares/Principal		Fair Value

Gas & Gas Transmission - 0.75%
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28	$ 95,671

Industrial Goods - 2.45%
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	93,893
206,000	General Electric Co., 5.250%, 12/6/17	219,988
		313,881
Media & Entertainment - 4.09%
165,000	21st Century Fox America, Inc., 7.750%, 2/1/24	212,600
186,000	Liberty Interactive, Corp., 8.250%, 2/1/30	192,975
110,000	Washington Post Co., 7.250%, 2/1/19	117,700
		523,275
Metal & Mining - 1.82%
100,000	Nucor Corp., 5.750%, 12/1/17	106,118
125,000	U.S. Steel Corp., 7.000%, 2/1/18	127,500
		233,618
Miscellaneous Consumer Goods & Services - 0.80%
100,000	Pactiv, LLC, Debentures, 8.125%, 6/15/17	102,500

Retail Stores - 1.80%
70,000	Auto Zone, Inc., 6.950%, 6/15/16	70,474
160,000	Costco Wholesale Corp., 1.125%, 12/15/17	160,559
		231,033
Technology - 3.55%
200,000	Amazon.com, Inc., 2.500%, 11/29/22	205,285
40,000	Arrow Electronics, Inc., 6.875%, 6/1/18	43,248
100,000	IBM Corp., 5.700%, 9/14/17	106,480
100,000	Texas Instruments, Inc., 2.375%, 5/16/16	100,063
		455,076
Telecommunications - 1.83%
225,000	Qualcomm, Inc., 3.000%, 5/20/22	234,300

Textiles & Apparel Mfg. - 1.45%
180,000	Hanesbrands, Inc., 6.375%, 12/15/20	186,300

Transportation - 2.82%
105,000	American Airlines Group, Inc., 6.125%, 6/1/18	109,085
150,000	Hertz Corp., 6.750%, 4/15/19	152,659
105,000	Triumph Group, Inc., 4.875%, 4/1/21	99,750
		361,494
Utilities - 1.20%
150,000	National Fuel Gas Co., 5.200%, 7/15/25	154,122

TOTAL FOR CORPORATE BONDS (Cost $5,717,819) - 45.79%		$ 5,865,916

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016

Shares/Principal		Fair Value

PREFERRED STOCKS - 1.31%
3,000	CHS, Inc., Series B, 7.875%, 12/31/49	$ 84,570
3,000	CHS, Inc., 7.500%, 12/31/49	82,986
TOTAL FOR PREFERRED STOCKS (Cost $150,000) - 1.31%		$ 167,556

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 27.15%
750,000	U.S. Treasury Notes, 0.375%, 5/31/16	750,102
750,000	U.S. Treasury Notes, 0.750%, 1/15/17	751,171
750,000	U.S. Treasury Notes, 0.875%, 6/15/17	751,934
300,000	U.S. Treasury Notes, 1.625%, 8/31/19	306,117
300,000	U.S. Treasury Notes, 1.875%, 10/31/17	305,192
300,000	U.S. Treasury Notes, 2.750%, 2/28/18	310,805
300,000	U.S. Treasury Notes, 3.25%, 7/31/16	302,160
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $3,465,551) - 27.15%		$ 3,477,481

SHORT-TERM INVESTMENTS - 25.17%
3,224,187	Invesco Short Term Investment Treasury Fund - Institutional Class 0.23% **	3,224,187
TOTAL FOR SHORT-TERM INVESTMENTS (Cost $3,224,187) - 25.17%		$ 3,224,187

TOTAL INVESTMENTS (Cost $12,557,557) - 99.42%		$ 12,735,140

OTHER ASSETS LESS LIABILITIES - 0.58%		74,585

NET ASSETS - 100.00%		$ 12,809,725

** Variable rate security; the coupon rate shown represents the yield at April 30, 2016.

The accompanying notes are an integral part of these financial statements.

CROFT FOCUS FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2016

Shares		Fair Value

COMMON STOCKS - 94.03%

Autos & Automotive Products - 3.14%
3,506	Harman International Industries, Inc.	$ 269,121

Basic Materials - 3.76%
28,888	Alcoa, Inc.	322,679

Consumer Cyclicals - 12.78%
8,000	Newell Rubbermaid, Inc.	364,320
3,480	Time Warner, Inc.	261,487
2,702	Whirlpool Corp.	470,526
		1,096,333
Energy - 1.81%
4,294	Noble Energy, Inc.	155,056

Financial Services - 7.60%
11,494	Morgan Stanley	311,028
11,146	Synchrony Financial *	340,733
		651,761
Forest Products - 3.54%
9,452	Weyerhaeuser Co.	303,598

Hotels & Gaming - 4.36%
17,562	MGM Resorts International *	374,071

Industrial Products - 2.45%
7,380	Axalta Coating Systems Ltd. *	210,109

Motor Vehicle Parts & Accessories - 4.25%
4,951	Delphi Automotive PLC (United Kingdom)	364,542

Natural Gas - 6.85%
7,948	Devon Energy Corp.	275,637
17,587	Kinder Morgan, Inc.	312,345
		587,982
Pharmaceutical Preparations - 2.44%
7,763	Endo International PLC (Ireland) *	209,601

Pharmaceuticals - 7.32%
10,656	Akorn, Inc. *	271,195
4,050	Gilead Sciences, Inc.	357,250
		628,445

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

CROFT FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016

Shares		Fair Value

Railroads, Line-Haul Operating - 4.50%
4,078	Kansas City Southern	$ 386,390

Technology - 14.55%
454	Alphabet, Inc. Class C	314,627
4,581	Apple, Inc.	429,423
26,801	Micron Technology, Inc. *	288,111
4,325	Microsoft Corp.	215,688
		1,247,849
Transportation - 8.73%
9,253	American Airlines Group, Inc.	320,987
14,210	XPO Logistics, Inc. *	428,289
		749,276
Wholesale-Durable Goods - 5.95%
14,897	HD Supply Holdings, Inc. *	510,669

TOTAL FOR COMMON STOCKS (Cost $8,095,047) - 94.03%		$ 8,067,482

SHORT-TERM INVESTMENTS - 6.49%
557,158	Invesco Short Term Investment Treasury Fund - Institutional Class 0.23% **	557,158
TOTAL FOR SHORT-TERM INVESTMENTS (Cost $557,158) - 6.49%		$ 557,158

TOTAL INVESTMENTS (Cost $8,652,205) - 100.52%		$ 8,624,640

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.52)%		(44,590)

NET ASSETS - 100.00%		$ 8,580,050

 * Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at April 30, 2016.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2016

Assets:	Value Fund	Income Fund	Focus Fund
Investments in Securities, at Fair Value
(Cost $45,802,357, $12,557,557 and $8,652,205, respectively)	$ 60,548,495	$12,735,140	$ 8,624,640
Receivable for Fund Shares Purchased	415	-	-
Dividends and Interest Receivable	30,027	92,564	4,017
Prepaid Expenses	14,636	5,149	12,226
Total Assets	60,593,573	12,832,853	8,640,883
Liabilities:
Payables:
Accrued Management Fees	57,978	764	3,531
Portfolio Securities Purchased	400,091	-	38,631
Distribution Fees Payable	8,996	2,609	75
Payable for Fund Shares Redeemed	95,166	258	-
Distributions Payable	-	1,029	-
Director Fees	2,220	224	390
Other Accrued Expenses	21,592	18,244	18,206
Total Liabilities	586,043	23,128	60,833
Net Assets	$ 60,007,530	$12,809,725	$ 8,580,050

Net Assets Consist of:
Paid In Capital	$ 46,818,244	$12,896,324	$ 9,574,549
Par Value of Common Stock	3,257	1,325	964
Accumulated Undistributed Net Investment Income (Loss)	-	15,831	(1,924)
Accumulated Realized Loss on Investments	(1,560,109)	(281,338)	(965,974)
Unrealized Appreciation (Depreciation) in Value on Investments	14,746,138	177,583	(27,565)

Net Assets (30,000,000 shares authorized, $0.001 par value for the Croft Funds Corporation, which includes the Value Fund,

      Income Fund and Focus Fund), for 3,256,704, 1,324,894

          and 963,806 Shares Outstanding, respectively.

	$ 60,007,530	$12,809,725	$ 8,580,050

Class C Shares:
Net Assets		$12,809,725
Shares outstanding		1,324,894
Net asset value and offering price		$ 9.67

Short-term Redemption Price Per Share ($9.67 x 0.98) *		$ 9.48

Class I Shares:
Net Assets	$ 16,836,050		$ 8,217,677
Shares outstanding	906,728		922,936
Net asset value and offering price	$ 18.57		$ 8.90

Short-term Redemption Price Per Share ($18.57 x 0.98 and $8.90 x 0.98, respectively) *	$ 18.20		$ 8.73

Class R Shares:
Net Assets	$ 43,171,480		$ 362,373
Shares outstanding	2,349,976		40,870
Net asset value and offering price	$ 18.37		$ 8.87

Short-term Redemption Price Per Share ($18.37 x 0.98 and $8.87 x 0.98, respectively) *	$ 18.00		$ 8.69

* The Funds will deduct a 2% redemption fee from redemption proceeds if you purchase shares and then redeem those shares within 30 days.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

STATEMENT OF OPERATIONS

For the year ended April 30, 2016

	Value Fund	Income Fund	Focus Fund
Investment Income:
Dividends (net of foreign withholding taxes of $11,614, $0, and $807 respectively)	$ 1,232,556	$ 11,531	$ 114,454
Interest	1,676	345,980	432
Total Investment Income	1,234,232	357,511	114,886

Expenses:
Advisory Fees	637,089	111,229	83,489
Distribution Fees (Value Fund - Class R and Focus Fund - Class R)	126,880	35,199	920
Transfer Agent and Fund Accounting Fees	54,204	33,194	34,684
Custody Fees	21,999	5,409	5,667
Registration Fees	39,223	17,284	26,761
Audit Fees	20,481	15,731	13,678
Insurance Fees	28,129	2,497	630
Legal Fees	12,715	2,349	1,458
Auction Fees	198	-	-
Miscellaneous Fees	4,109	1,183	1,357
Printing and Mailing Fees	6,185	1,264	848
Director Fees	13,037	2,494	1,804
Total Expenses	964,249	227,833	171,296
Fees Waived	(10,842)	(72,957)	(62,020)
Net Expenses	953,407	154,876	109,276

Net Investment Income	280,825	202,635	5,610

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	754,490	(4,518)	(965,974)
Net Change in Unrealized Appreciation on Investments	(9,314,292)	(191,826)	(352,487)
Net Realized and Unrealized Loss on Investments	(8,559,802)	(196,344)	(1,318,461)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,278,977)	$ 6,291	$(1,312,851)

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	4/30/2016	4/30/2015
Increase in Net Assets From Operations:
Net Investment Income	$ 280,825	$ 86,856
Net Realized Gain on Investments	754,490	19,469,316
Net Change in Unrealized Appreciation on Investments	(9,314,292)	(13,897,932)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,278,977)	5,658,240

Distributions to Shareholders from:
Net Investment Income:
Class I	(83,394)	(258,140)
Class R	(113,789)	(314,887)
Realized Gains:
Class I	(2,585,322)	(2,826,698)
Class R	(7,432,258)	(10,880,102)
Net Change in Net Assets from Distributions	(10,214,763)	(14,279,827)

Capital Share Transactions:
Proceeds from Sale of Shares
Class I	174,297	352,254
Class R	1,371,008	11,072,435
Proceeds from Reinvestment of Dividends
Class I	2,668,716	3,084,838
Class R	7,520,700	11,098,478
Cost of Shares Redeemed
Class I	(145,852)	(947,173)
Class R *	(13,666,393)	(52,607,148)
Net Decrease from Shareholder Activity	(2,077,524)	(27,946,316)

Net Assets:
Net Decrease in Net Assets	(20,571,264)	(36,567,903)
Beginning of Period	80,578,794	117,146,697
End of Period (Including Accumulated Undistributed Net
Investment Income of $0 and $86,636, respectively)	$ 60,007,530	$ 80,578,794

Share Transactions:
Shares Sold
Class I	8,118	12,665
Class R	65,184	403,479
Shares Issued on Reinvestment of Dividends
Class I	141,202	126,272
Class R	401,962	458,047
Shares Redeemed
Class I	(7,059)	(32,782)
Class R *	(660,558)	(1,953,334)
Net Decrease in Shares	(51,151)	(985,653)
Outstanding at Beginning of Period	3,307,855	4,293,508
Outstanding at End of Period	3,256,704	3,307,855

* Includes securities redeemed in-kind during the year ended April 30, 2015. See Note 10.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	4/30/2016	4/30/2015
Increase in Net Assets From Operations:
Net Investment Income	$ 202,635	$ 199,320
Realized Loss on Investments	(4,518)	(8,316)
Net Change in Unrealized Appreciation on Investments	(191,826)	(103,203)
Net Increase in Net Assets Resulting from Operations	6,291	87,801

Distributions to Shareholders:
Net Investment Income	(210,787)	(198,588)
Net Change in Net Assets from Distributions	(210,787)	(198,588)

Capital Share Transactions:
Proceeds from Sale of Shares	1,064,888	1,523,933
Shares Issued on Reinvestment of Dividends	207,039	194,165
Cost of Shares Redeemed	(2,838,830)	(1,617,390)
Net Increase (Decrease) from Shareholder Activity	(1,566,903)	100,708

Net Assets:
Net Decrease in Net Assets	(1,771,399)	(10,079)
Beginning of Period	14,581,124	14,591,203
End of Period (Including Accumulated Undistributed Net
Investment Income of $15,831 and $23,983, respectively)	$ 12,809,725	$ 14,581,124

Share Transactions:
Shares Sold	110,329	155,174
Shares Issued on Reinvestment of Dividends	21,497	19,855
Shares Redeemed	(297,591)	(165,389)
Net Increase (Decrease) in Shares	(165,765)	9,640
Outstanding at Beginning of Period	1,490,659	1,481,019
Outstanding at End of Period	1,324,894	1,490,659

The accompanying notes are an integral part of these financial statements.

CROFT FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	4/30/2016	4/30/2015
Increase in Net Assets From Operations:
Net Investment Income	$ 5,610	$ 2,923
Net Realized Gain (Loss) on Investments	(965,974)	388,521
Net Change in Unrealized Appreciation on Investments	(352,487)	288,980
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,312,851)	680,424

Distributions to Shareholders from:
Net Investment Income:
Class I	(8,896)	(7,130)
Class R	-	-
Realized Gains:
Class I	(142,452)	(213,910)
Class R	(6,080)	(7,759)
Net Change in Net Assets from Distributions	(157,428)	(228,799)

Capital Share Transactions:
Proceeds from Sale of Shares
Class I	283,824	1,248,023
Class R	13,625	173,000
Proceeds from Reinvestment of Dividends
Class I	137,341	199,209
Class R	6,001	7,632
Cost of Shares Redeemed
Class I	(11,008)	(25,892)
Class R	-	(1,065)
Net Increase from Shareholder Activity	429,783	1,600,907

Net Assets:
Net Increase (Decrease) in Net Assets	(1,040,496)	2,052,532
Beginning of Period	9,620,546	7,568,014
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(1,924) and $1,366, respectively)	$ 8,580,050	$ 9,620,546

Share Transactions:
Shares Sold
Class I	29,785	125,871
Class R	1,564	16,794
Shares Issued on Reinvestment of Dividends
Class I	14,752	19,082
Class R	647	733
Shares Redeemed
Class I	(1,074)	(2,499)
Class R	-	(103)
Net Increase in Shares	45,674	159,878
Outstanding at Beginning of Period	918,132	758,254
Outstanding at End of Period	963,806	918,132

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND – CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

				Period
	Years Ended			Ended
	4/30/2016	4/30/2015	4/30/2014	4/30/2013 †

Net Asset Value, at Beginning of Period	$ 24.53	$ 27.63	$ 26.93	$ 23.35

Income From Investment Operations:
Net Investment Income *	0.13	0.08	0.16	0.19
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.61)	1.67	4.41	3.52
Total from Investment Operations	(2.48)	1.75	4.57	3.71

Distributions:
Net Investment Income	(0.11)	(0.41)	(0.12)	(0.13)
Realized Gains	(3.37)	(4.44)	(3.75)	-
Total from Distributions	(3.48)	(4.85)	(3.87)	(0.13)

Net Asset Value, at End of Period	$ 18.57	$ 24.53	$ 27.63	$ 26.93

Total Return **	(10.35)%	6.42%	17.28%	15.96%	****

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 16,836	$ 18,754	$ 18,189	$ 9,900
Before Waivers
Ratio of Expenses to Average Net Assets ***	1.23%	1.20%	1.18%	1.04%
Ratio of Net Investment Income to Average Net Assets ***	0.59%	0.27%	0.50%	0.99%
After Waivers
Ratio of Expenses to Average Net Assets ***	1.22%	1.18%(b)	1.10%(a)	1.04%
Ratio of Net Investment Income to Average Net Assets ***	0.60%	0.29%(b)	0.58%(a)	0.99%
Portfolio Turnover	38.68%	22.20%	17.47%	12.82%	****

† For the period August 1, 2012 (commencement of the Fund's investment operations for the Fund's Class I shares) through April 30, 2013.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

***Annualized for period less than one year.

**** Not Annualized.

(a) The Advisor's reimbursement to the Fund related to fees incurred by the Fund in connection with its relationship with Reflow amounted to 0.08%.  See Note 4 and Note 10.

(b) The Advisor's reimbursement to the Fund related to fees incurred by the Fund in connection with its relationship with Reflow amounted to 0.02%.  See Note 4 and Note 10.

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND – CLASS R

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	4/30/2016	4/30/2015	4/30/2014	4/30/2013	4/30/2012

Net Asset Value, at Beginning of Period	$ 24.31	$ 27.22	$ 26.73	$ 24.10	$ 25.62

Income (Loss) From Investment Operations:
Net Investment Income *	0.07	0.01	0.12	0.18	0.09
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.59)	1.65	4.34	2.65	(1.49)
Total from Investment Operations	(2.52)	1.66	4.46	2.83	(1.40)

Distributions:
Net Investment Income	(0.05)	(0.13)	(0.22)	(0.20)	(0.12)
Realized Gains	(3.37)	(4.44)	(3.75)	-	-
Total from Distributions	(3.42)	(4.57)	(3.97)	(0.20)	(0.12)

Proceeds from Redemption Fees	- **	- **	- **	- **	- **

Net Asset Value, at End of Period	$ 18.37	$ 24.31	$ 27.22	$ 26.73	$ 24.10

Total Return ***	(10.60)%	6.17%	16.98%	11.82%	(5.42)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 43,171	$ 61,825	$ 98,958	$ 281,754	$ 338,971
Before Waivers
Ratio of Expenses to Average Net Assets	1.49%	1.45%	1.42%	1.30%	1.28%
Ratio of Net Investment Income to Average Net Assets	0.33%	0.02%	0.34%	0.72%	0.42%
After Waivers
Ratio of Expenses to Average Net Assets	1.47%	1.43%(b)	1.34%(a)	1.30%	1.28%
Ratio of Net Investment Income to Average Net Assets	0.35%	0.04%(b)	0.42%(a)	0.72%	0.42%
Portfolio Turnover	38.68%	22.20%	17.47%	12.82%	17.17%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) The Advisor's reimbursement to the Fund related to fees incurred by the Fund in connection with its relationship with Reflow amounted to 0.08%.  See Note 4 and Note 10.

(b) The Advisor's reimbursement to the Fund related to fees incurred by the Fund in connection with its relationship with Reflow amounted to 0.02%.  See Note 4 and Note 10.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	4/30/2016	4/30/2015	4/30/2014	4/30/2013	4/30/2012

Net Asset Value, at Beginning of Period	$ 9.78	$ 9.85	$ 10.00	$ 10.00	$ 9.99

Income (Loss) From Investment Operations:
Net Investment Income *	0.14	0.13	0.18	0.25	0.31
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.10)	(0.07)	(0.14)	0.00**	0.01
Total from Investment Operations	0.04	0.06	0.04	0.25	0.32

Distributions:
Net Investment Income	(0.15)	(0.13)	(0.19)	(0.25)	(0.31)
Realized Gains	-	-	-	-	-
Total from Distributions	(0.15)	(0.13)	(0.19)	(0.25)	(0.31)

Proceeds from Redemption Fees	-	- **	-	- **	-

Net Asset Value, at End of Period	$ 9.67	$ 9.78	$ 9.85	$ 10.00	$ 10.00

Total Return ***	0.39%	0.63%	0.38%	2.56%	3.29%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 12,810	$ 14,581	$ 14,591	$ 16,657	$ 15,020
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.62%	1.60%	1.53%	1.52%	1.56%
Ratio of Net Investment Income to Average Net Assets	0.92%	0.85%	1.41%	2.09%	2.67%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.35%	1.83%	2.51%	3.13%
Portfolio Turnover	20.30%	38.75%	3.71%	26.38%	26.02%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

CROFT FOCUS FUND - CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

			Period
	Years Ended		Ended
	4/30/2016	4/30/2015	4/30/2014 †

Net Asset Value, at Beginning of Period	$ 10.48	$ 9.98	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.01	0.00 (a)	0.01
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.42)	0.76	(0.03)	*****
Total from Investment Operations	(1.41)	0.76	(0.02)

Distributions:
Net Investment Income	(0.01)	(0.01)	-
Realized Gains	(0.16)	(0.25)	-
Total from Distributions	(0.17)	(0.26)	-

Net Asset Value, at End of Period	$ 8.90	$ 10.48	$ 9.98

Total Return **	(13.55)%	7.63%	(0.20)%	****

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 8,218	$ 9,217	$ 7,356
Before Waivers
Ratio of Expenses to Average Net Assets ***	1.92%	1.83%	2.29%
Ratio of Net Investment Loss to Average Net Assets ***	(0.63)%	(0.57)%	(0.81)%
After Waivers
Ratio of Expenses to Average Net Assets ***	1.22%	1.22%	1.22%
Ratio of Net Investment Income to Average Net Assets ***	0.07%	0.04%	0.26%
Portfolio Turnover	114.31%	79.74%	13.90%	****

† For the period December 31, 2013 (commencement of the Fund's investment operations for the Fund's Class I shares) through April 30, 2014.

(a) Amount less than $0.005 per share.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

***Annualized for period less than one year.

**** Not Annualized.

***** Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

CROFT FOCUS FUND - CLASS R

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

			Period
	Years Ended		Ended
	4/30/2016	4/30/2015	4/30/2014 †

Net Asset Value, at Beginning of Period	$ 10.45	$ 9.97	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.02)	(0.02)	0.00(a)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.40)	0.75	(0.03)	*****
Total from Investment Operations	(1.42)	0.73	(0.03)

Distributions:
Net Investment Income	-	-	-
Realized Gains	(0.16)	(0.25)	-
Total from Distributions	(0.16)	(0.25)	-

Net Asset Value, at End of Period	$ 8.87	$ 10.45	$ 9.97

Total Return **	(13.68)%	7.35%	(0.30)%	****

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 362	$ 404	$ 212
Before Waivers
Ratio of Expenses to Average Net Assets ***	2.17%	2.09%	2.63%
Ratio of Net Investment Loss to Average Net Assets ***	(0.87)%	(0.83)%	(1.19)%
After Waivers
Ratio of Expenses to Average Net Assets ***	1.47%	1.47%	1.47%
Ratio of Net Investment Loss to Average Net Assets ***	(0.18)%	(0.20)%	(0.03)%
Portfolio Turnover	114.31%	79.74%	13.90%	****

† For the period December 31, 2013 (commencement of the Fund's investment operations for the Fund's Class R shares) through April 30, 2014.

(a) Amount less than $0.005 per share.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

***Annualized for period less than one year.

**** Not Annualized.

***** Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2016

Note 1. Organization

The Croft Value Fund (the “Value Fund”), the Croft Income Fund (the “Income Fund”), and the Croft Focus Fund (the “Focus Fund”), together (the “Funds”) were organized as diversified for the Value Fund and Income Fund and non-diversified for the Focus Fund portfolios of the Croft Funds Corporation (the “Corporation”), a corporation incorporated under the laws of the State of Maryland pursuant to Articles of Incorporation dated July 20, 1994, and the Trust is registered under the Investment Company Act of 1940, as amended (“the Act”), as an open-end management investment company. The Value Fund Class R shares and Income Fund commenced operations on May 4, 1995. The Value Fund Class I shares commenced operations on August 1, 2012. The Focus Fund commenced operations on December 31, 2013.  The Board of Directors has authorized two classes of shares for the Value Fund and Focus Fund: Class R shares and Class I shares and each class is subject to different expenses. The Income Fund consists of one class of shares. The Value Fund’s investment objective is growth of capital.  The Value Fund invests primarily in common stocks of companies believed by Croft-Leominster, Inc. (the “Advisor”) to be undervalued and have good prospects for capital appreciation.  The Income Fund’s investment objective is to achieve a high level of current income with moderate risk to principal. The Advisor seeks to achieve this by investing primarily in a diversified portfolio of U.S. traded investment grade fixed-income securities. The Focus Fund’s investment objective is long-term growth of capital. The Focus Fund invests in a focused portfolio of 25 or fewer stocks primarily comprised of common stocks of U.S. and foreign companies that the Advisor believes are undervalued.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations: All investments in securities are recorded at their fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required. Federal income tax loss carryforwards generated in prior years will be used to offset a portion of current year’s net realized gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016

Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. As of and during the year ended April 30, 2016, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds. These differences relate primarily to the differing tax treatment associated with utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction and distribution re-designations.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Funds record security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.  Expenses incurred by the Corporation that do not relate to a specific Fund or class of the Corporation is allocated in accordance to the Corporation’s expense policy.  Class specific expenses are borne by each class.  Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016

Note 3. Security Valuations

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 within the fair value hierarchy.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks including real estate investment trusts and preferred stocks) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as Level 1 within the fair value hierarchy. When

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016

the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as Level 2 within the fair value hierarchy. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Directors and are categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the money market funds. These securities will be classified as Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities such as corporate bonds and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as Level 1 within the fair value hierarchy.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 within the fair value hierarchy.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Directors.  These securities will be categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using amortized cost which approximates fair value and would be categorized in Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of April 30, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 57,080,337	$ 0	$ 0	$ 57,080,337
Real Estate Investment Trusts	918,434	0	0	918,434
Short-Term Investments	2,549,724	0	0	2,549,724
Total	$ 60,548,495	$ 0	$ 0	$ 60,548,495

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016

The following table summarizes the inputs used to value the Income Fund’s investments measured at fair value as of April 30, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ 0	$ 5,865,916	$ 0	$ 5,865,916
Preferred Stocks	167,556	0	0	167,556
U.S. Government Agencies & Obligations	3,477,481	0	0	3,477,481
Short-Term Investments	3,224,187	0	0	3,224,187
Total	$ 6,869,224	$ 5,865,916	$ 0	$ 12,735,140

The following table summarizes the inputs used to value the Focus Fund’s assets measured at fair value as of April 30, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,067,482	$ 0	$ 0	$ 8,067,482
Short-Term Investments	557,158	0	0	557,158
Total	$ 8,624,640	$ 0	$ 0	$ 8,624,640

Neither the Value Fund nor the Focus Fund held any Level 2 or Level 3 assets (those valued using significant unobservable inputs) at any time during the year ended April 30, 2016. Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

The Funds did not hold any derivative instruments at any time during the year ended April 30, 2016. For more detail on the industry classification of investments, please refer to each Fund’s Schedule of Investments. The Value Fund, Income Fund, and Focus Fund had no transfers between Level 1 and Level 2 during the year ended April 30, 2016.  The Funds consider transfers into and out of Level 1 and Level 2 as of the end of the reporting period.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

The Trust, on behalf of the Funds, retains the Advisor as the Funds’ investment advisor.  Under the terms of the management agreement between the Advisor and the Trust, subject to such policies as the Board of Directors of the Corporation may determine, the Advisor, at its expense, will continuously furnish an investment program for the Funds, make investment decisions on behalf of the Funds, and place all orders for the purchase and sale of portfolio securities subject to applicable investment objectives, policies and restrictions. Pursuant to the management agreement and subject to the general oversight of the Board of Directors, the Advisor also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Funds.  For the Advisor’s services, the Funds pay a fee, computed daily and payable monthly at the annual rate of 0.94% of the Value Fund’s average daily net assets, at the annual rate of 0.79% of the Income Fund’s average daily net assets and at the annual rate of 0.94% of the Focus Fund’s average daily net assets.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016

For the year ended April 30, 2016, the Advisor earned fees from the Value Fund of $637,089.  The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund’s Class R shares from May 1, 2014 through August 31, 2016, to limit the overall expense ratio to 1.47% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Value Fund’s Class R shares average net assets.  The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund’s Class I shares through August 31, 2016, to limit the overall expense ratio to 1.22% (excluding brokerage commissions, underlying fund fees and expenses, or extraordinary expenses) of the Value Fund’s Class I average net assets.  From June 1, 2015 through August 31, 2016, the Advisor has contractually agreed to reimburse the Fund for any expenses associated with its relationship with ReFlow (“Reflow”).  Please see Note 10 for more information about the Value Fund’s relationship with ReFlow during the reporting period.  The Value Fund waived $10,842, which is not recoupable, of which $198 was associated with the Value Fund’s relationship with ReFlow during year ended April 30, 2016. As of April 30, 2016, the Value Fund owed the Advisor $57,978 in Advisory fees.

For the year ended April 30, 2016, the Advisor earned fees from the Income Fund of $111,229. The Advisor has contractually agreed to waive management fees and/or reimburse expenses to limit the overall expense ratio to 1.10% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Income Fund’s average net assets through August 31, 2016.  The Advisor waived management fees in the amount of $72,957, which is not recoupable, for the year ended April 30, 2016. As of April 30, 2016, the Income Fund owed the Adviser $764 in Advisory fees.

For the year ended April 30, 2016, the Advisor earned fees from the Focus Fund of $83,489. The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Focus Fund’s Class R shares to limit the overall expense ratio to 1.47% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Focus Fund’s Class R shares average net assets through August 31, 2016.  The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Focus Fund’s Class I shares through August 31, 2016 to limit the overall expense ratio to 1.22% (excluding brokerage commissions, underlying fund fees and expenses, or extraordinary expenses) of the Focus Fund’s Class I average net assets. The Advisor waived management fees in the amount of $62,020, which is not recoupable, for the year ended April 30, 2016. As of April 30, 2016, the Focus Fund owed the Advisor $3,531 in Advisory fees.

Pursuant to a plan of distribution, the Value Fund Class R, the Income Fund, and the Focus Fund Class R may pay a distribution fee of up to 0.25% of the average daily net assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.  For the year ended April 30, 2016, the Value Fund Class R, the Income Fund and the Focus Fund Class R incurred distribution fees of $126,880, $35,199 and $920, respectively.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016

Directors and certain officers of the Corporation are also officers and owners of the Advisor. Each “non-interested” Director is entitled to receive an annual fee of $5,000 plus expenses for services related to the Corporation. The expense is allocated between the Funds by relative net assets.

Note 5. Capital Share Transactions

At April 30, 2016, there were 30,000,000, $0.001 par value shares of capital stock authorized for the Croft Funds Corporation (which includes the Value Fund, the Income Fund and the Focus Fund). The paid in capital amounted to $47,081,737 for the Value Fund, $12,896,324 for the Income Fund and $9,574,549 for the Focus Fund.

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 30 days.  For the year ended April 30, 2016, the Value Fund – Class R collected $44 in redemption fees.  For the year ended April 30, 2016, the Value Fund – Class I, Income Fund, and the Focus Fund Class I and Class R did not collect any redemption fees. Management has waived any redemptions fee that otherwise would apply to shares redeemed by ReFlow, LLC.

Note 6. Investments

Value Fund

For the year ended April 30, 2016, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, and short-term securities, aggregated $25,695,569 and $36,155,432, respectively. For federal income tax purposes, as of April 30, 2016, the gross unrealized appreciation for all securities totaled $15,802,561 and the gross unrealized depreciation for all securities totaled $1,277,798, for a net unrealized appreciation of $14,524,763.  The aggregate cost of securities for federal income tax purposes at April 30, 2016, was $46,023,732.

Income Fund

For the year ended April 30, 2016, the cost of purchases and the proceeds from the sales, other than U.S. Government securities and short-term securities, aggregated $1,515,656 and $1,344,511, respectively.  For the year ended April 30, 2016, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $615,305 and $750,000, respectively.  For federal income tax purposes, as of April 30, 2016, the gross unrealized appreciation for all securities totaled $301,462 and the gross unrealized depreciation for all securities totaled $123,879, for a net unrealized appreciation of $177,583.  The aggregate cost of securities for federal income tax purposes at April 30, 2016, was $12,557,557.

Focus Fund

For the year ended April 30, 2016, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $10,200,615 and $9,578,999, respectively.  For federal income tax purposes, as of April 30, 2016, the gross unrealized appreciation for all securities totaled $580,959 and the gross unrealized depreciation for all securities totaled $608,524, for a net unrealized depreciation of $27,565.  The aggregate cost of securities for federal income tax purposes at April 30, 2016, was $8,652,205.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016

Note 7. Distributions to Shareholders

Value Fund

The Value Fund makes distributions annually. During the year ended April 30, 2016, distributions of $0.11 per share, or $83,394 in the aggregate, were declared and paid from net investment income for Class I. During the year ended April 30, 2016, distributions of $0.05 per share, or $113,789 in the aggregate, were declared and paid from net investment income for Class R. During the year ended April 30, 2016, distributions of $3.37 per share, or $2,585,322 for Class I and $7,432,258 for Class R, in the aggregate, were declared and paid from realized gains.

During the year ended April 30, 2015, distributions of $0.41 per share, or $258,140 in the aggregate, were declared and paid from net investment income for Class I. During the year ended April 30, 2015, distributions of $0.13 per share, or $314,887 in the aggregate, were declared and paid from net investment income for Class R. During the year ended April 30, 2015, distributions of $0.53 per share, or $335,626 for Class I and $1,291,843 for Class R, in the aggregate, were declared and paid from short-term capital gains. During the year ended April 30, 2015, distributions of $3.92 per share, or $2,491,072 for Class I and $9,588,259 for Class R, in the aggregate, were declared and paid from long-term capital gains.

The tax character of distributions paid during the fiscal years ended April 30, 2016 and 2015 were as follows:

	Fiscal year ended	Fiscal year ended
Distributions paid from:	4/30/2016	4/30/2015
Ordinary Income	$ 367,461	$ 2,200,495
Long-term Gains	$ 9,847,302	$12,079,332
	$10,214,763	$14,279,827

As of the fiscal year ended April 30, 2016, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Other Accumulated Losses	$ (1,338,734)
Net Unrealized Appreciation on Investments	14,524,763
$ 13,186,029

The difference between book and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses from wash sales.  The Fund elected to defer to the year ending April 30, 2017, post-October losses in the amount of $1,338,734.

Income Fund

The Income Fund makes quarterly income distributions. During the year ended April 30, 2016, distributions of $0.15 per share, or $210,787 in aggregate, were declared and paid from net investment income. During the year ended April 30, 2015, distributions of $0.13 per share, or $198,588 in aggregate, were declared and paid from net investment income.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016

The tax character of distributions paid during the fiscal years ended April 30, 2016 and 2015 were as follows:

	Fiscal year ended	Fiscal year ended
Distributions paid from:	4/30/2016	4/30/2015
Ordinary Income	$210,787	$198,588

As of the fiscal year ended April 30, 2016, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income	$ 15,831
Capital Loss Carryforward	(274,834)
Net Unrealized Appreciation on Investments	177,583
Other Accumulated Losses	(6,504)
$ (87,924)

The Fund elected to defer to the year ending April 30, 2017, post-October losses in the amount of $6,504.

Focus Fund

The Focus Fund will make distributions from investment income annually and quarterly, respectively, and distribute any net realized gains annually. During the year ended April 30, 2016, distributions of $0.01 per share, or $8,896 in the aggregate, were declared and paid from net investment income for Class I. During the year ended April 30, 2016, no distributions were declared and paid from net investment income for Class R. During the year ended April 30, 2016, distributions of $0.12 per share, or $111,099 for Class I and $4,742 for Class R, in the aggregate, were declared and paid from short-term capital gains. During the year ended April 30, 2016, distributions of $0.03 per share, or $31,353 for Class I and $1,338 for Class R, in the aggregate, were declared and paid from long-term capital gains.

During the year ended April 30, 2015, distributions of $0.01 per share, or $7,130 in the aggregate, were declared and paid from net investment income for Class I. During the year ended April 30, 2015, no distributions were declared and paid from net investment income for Class R. During the year ended April 30, 2015, distributions of $0.25 per share, or $208,053 for Class I and $7,547 for Class R, in the aggregate, were declared and paid from short-term capital gains. During the year ended April 30, 2015, distributions of $0.01 per share, or $5,857 for Class I and $212 for Class R, in the aggregate, were declared and paid from long-term capital gains.

The tax character of distributions paid during the fiscal years ended April 30, 2016 and 2015 were as follows:

	Fiscal year ended	Fiscal year ended
Distributions paid from:	4/30/2016	4/30/2015
Ordinary Income	$124,740	$222,730
Long-term Gains	$ 32,688	$ 6,069
	$157,428	$228,799

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016

As of the fiscal year ended April 30, 2016, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Other Accumulated Losses	$ (796,452)
Accumulated Undistributed Ordinary Income	140
Capital Loss Carryforward	(171,586)
Net Unrealized Depreciation on Investments	(27,565)
$ (995,463)

The Fund elected to defer to the year ending April 30, 2017, post-October losses in the amount of $794,388 and late year ordinary losses in the amount of $2,064.

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Act. As of April 30, 2016, National Financial Services, Inc. held in omnibus accounts for the benefit of others approximately 29% of the voting securities of the Value Fund and may be deemed to control the Value Fund. As of April 30, 2016, the Croft family, in aggregate, owned approximately 72% of the voting securities of the Focus Fund and may be deemed to control the Focus Fund.

Note 9. Capital Loss Carryforwards

As of the fiscal year ended April 30, 2016, the Income Fund had available for federal tax purposes an unused short-term capital loss carryforward of $265,782 and long-term capital loss carryforward of $9,052, of which $261,366 expires in 2018 and $13,468 of losses that do not expire. As of the fiscal year ended April 30, 2016, the Focus Fund had available for federal tax purposes an unused long-term capital loss carryforward of $171,586, which does not expire.  Any losses incurred during future taxable years and current non-expiring capital losses will be required to be utilized prior to the losses incurred in prior years.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.  No capital loss carryforwards were utilized during the fiscal year ended April 30, 2016 for the Funds.

Note 10. Loan Agreement

The Funds may, from time to time, participate in a program offered by ReFlow which provides an alternative source of capital available to the Funds to satisfy some or all of their redemption requests at a minimum of 21 basis point daily fee of the outstanding loan balance. The Value Fund’s maximum amount borrowed was $90,823 on July 10, 2015, with an average borrowing of $271 during the year ended April 30, 2016. ReFlow shall not purchase more than the lesser of (a) 3% of the outstanding voting shares of the Fund or (b) the number of shares that can be purchased subject to the capital or other limits announced from time to time by ReFlow. Fees associated with the loan agreement amounted to $198 for the Value Fund, which was reimbursed contractually by the Advisor. The Income Fund and Focus Fund had no borrowings during the twelve months ended April 30, 2016. As of April 30, 2016, the Value Fund, Income Fund and Focus Fund had no borrowings outstanding.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016

Note 11. Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies (i.e. money market mutual funds).  The Funds will incur additional indirect expenses due to acquire fund fees and other costs to the extent it invests in shares of other investment companies.  From time to time, each Fund may invest greater than 25% of its net assets in one or more investment companies.

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.  While investor losses in money market mutual funds have been rare, they have occurred.  In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market funds.  As of April 30, 2016, Croft Income Fund had 25.17% of the value of its net assets invested in the Invesco Short Term Investment Treasury Fund.  Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.  As of April 30, 2016, the Croft Value Fund and Croft Focus Fund did not have a significant portion of their assets invested in shares of money market mutual funds.

Note 12. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

Croft Funds Corporation

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Croft Funds Corporation, comprising Croft Value Fund, Croft Income Fund, and Croft Focus Fund (the “Funds”) as of April 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of two years in the period then ended, and the financial highlights for each of the periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Croft Funds Corporation as of April 30, 2016, the results of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended, and the financial highlights for each of the periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

June 20, 2016

CROFT FUNDS CORPORATION

EXPENSE ILLUSTRATION

APRIL 30, 2016 (UNAUDITED)

 Expense Example

As a shareholder of the Croft Funds, you incur two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution and /or Service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2015 through April 30, 2016, for Croft Value Fund, Class I and R, the Croft Income Fund, and the Focus Fund, Class I and R.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CROFT FUNDS CORPORATION

EXPENSE ILLUSTRATION (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Value Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2015	April 30, 2016	November 1, 2015 to April 30, 2016

Actual	$1,000.00	$959.91	$5.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.85	$6.07

* Expenses are equal to the Value Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Value Fund - Class R
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2015	April 30, 2016	November 1, 2015 to April 30, 2016

Actual	$1,000.00	$958.67	$7.11
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.60	$7.32

* Expenses are equal to the Value Fund's annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2015	April 30, 2016	November 1, 2015 to April 30, 2016

Actual	$1,000.00	$1,011.06	$5.50
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.39	$5.52

* Expenses are equal to the Income Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Focus Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2015	April 30, 2016	November 1, 2015 to April 30, 2016

Actual	$1,000.00	$918.83	$5.77
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.85	$6.07

* Expenses are equal to the Focus Fund's Class I annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Focus Fund - Class R
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2015	April 30, 2016	November 1, 2015 to April 30, 2016

Actual	$1,000.00	$918.56	$6.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.60	$7.32

* Expenses are equal to the Focus Fund's Class I annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

CROFT FUNDS CORPORATION

DIRECTORS AND OFFICERS

APRIL 30, 2016 (UNAUDITED)

Information about Directors who are “interested persons” of the Corporation as defined under the 1940 Act, and each officer of the Corporation, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Year of Birth	Principal Occupation(s) During last five years and Position held with Corporation	Number of Portfolios overseen by Director	Other Directorships held by Director or Officer during last five years	Length of Time Served
Kent G. Croft[2] Year of Birth: 1963	Director, President, and Secretary of the Corporation. President, Croft-Leominster, Inc. since 1989.	3	None	Since 1995
Phillip Vong Year of Birth: 1975	Assistant Vice President, Treasurer and Chief Financial Officer of the Corporation. Employee of Croft-Leominster, Inc. since 1997.	N/A	None	Since 2004
Christina Walters Year of Birth: 1970	Chief Compliance Officer since 2013. Employee of Croft-Leominster, Inc. since 1997.	N/A	None	Since 2013
George Russell Croft[2] Year of Birth: 1973	Director and Vice President of the Corporation, Vice President of Croft Leominster, Inc. since 2001.	3	None	Vice President since 2007; Director since 2011

1 The mailing address of each officer and Director is: c/o Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.

Kent G. Croft and Russell G. Croft are “interested persons” of the Corporation because they are a director and/or officers of the Corporation.  In addition, they may be deemed to be “interested persons” of the Corporation because they are officers of the Fund’s adviser.

Information about Directors who are not “interested persons” of the Corporation as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Year of Birth	Principal Occupation(s) During last five years and Position held with Corporation	Number of Portfolios overseen by Director	Other Directorships held by Director or Officer during last five years	Length of Time Served
Benjamin R. Civiletti Year of Birth: 1935	Director of the Corporation. Past Chairman and Partner, Venable LLP (law firm) (2006-2009); Attorney at Venable (2010 to present).	3	None	Since 2010
Steven Tamasi Year of Birth: 1963	Director of the Corporation. Chief Executive Officer of Boston Centerless, Inc. (supplier of precision ground bar materials and grinding services) since 1998.	3	None	Since 2010
Charles Jay McLaughlin Year of Birth: 1962	Director of the Corporation. President, Orion Safety Products as of January 1999.	3	None	Since 1999

1 The mailing address of each Director is: c/o Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.

CROFT FUNDS CORPORATION

ADDITIONAL INFORMATION

APRIL 30, 2016 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 746-3322 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-746-3322.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-746-3322.

CROFT FUNDS CORPORATION

PRIVACY NOTICE

APRIL 30, 2016 (UNAUDITED)

Rev. June 2011

FACTS	WHAT DOES CROFT FUNDS CORPORATION DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Croft Funds Corporation chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Croft Funds Corporation share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share

For non-affiliates to market to you	NO	We don’t share
QUESTIONS?		Call 1-800-551-0990.
What we do:
How does Croft Funds Corporation protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Croft Funds Corporation collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Croft Funds Corporation has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Croft Funds Corporation does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Croft Funds Corporation does not jointly market.

This Page Was Left Blank Intentionally

1-800-746-3322

This report is provided for the general information of the shareholders of the Croft Value Fund, Croft Income Fund and Croft Focus Fund. This report is not intended for distribution to prospective investors in these Funds, unless preceded or accompanied by an effective Prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

For purposes of this paragraph:

(a) The term "waiver" means the approval by the registrant of a material departure from a provision of the code of ethics; and

(b) The term "implicit waiver" means the registrant's failure to take action within a reasonable period of time regarding a material departure from a provision of the code of ethics that has been made known to an executive officer, as defined in Rule 3b-7 under the Exchange Act (17 CFR 240.3b-7), of the registrant.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s board of directors has determined that the registrant does not have an audit committee financial expert.  This is because the Board has determined that in view of the nature of the publicly traded stock and cash nature of the holdings and unitary fee approach to expenses taken by the Fund, the financial experience and expertise of the Board members is adequate.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2016

$ 36,200

FY 2015

$ 37,400

(b)

Audit-Related Fees

Registrant

FY 2016

$ 0

FY 2015

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2016

$ 7,500

FY 2015

$ 13,000

Nature of the fees:

Federal and State Tax Returns.  The 2016 amount is an estimate and has not been billed yet.

(d)

All Other Fees

Registrant

FY 2016

$ 0,000

FY 2015

$ 0,000

Nature of the fees:

Out of pocket expenses and consents

(e)

(1)

Audit Committee’s Pre-Approval Policies

The Audit Committee, comprised entirely of independent trustees, pre-approves all work done by the independent audit firm before the work is performed.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

N/A  %

Tax Fees:

100%

All Other Fees:

N/A %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2016

$ 7,500

FY 2015

$ 13,000

Part of the 2016 amount is an estimate and has not been billed yet.

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.  All non audit services were pre-approved by the audit committee.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of July 1, 2016, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft, CEO

*Kent Croft CEO

Date July 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Kent Croft, CEO

*Kent Croft CEO

Date July 5, 2016

By Phillip Vong, Treasurer

*Phillip Vong, Treasurer

Date July 5, 2016

* Print the name and title of each signing officer under his or her signature.